Label	Element	Value
Invesco ESG S&P 500 Equal Weight ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco ESG S&P 500 Equal Weight ETF